STOCK WARRANTS AND STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCK WARRANTS AND STOCK OPTIONS
Schedule of fair value of non-employee stock/warrants
	June 30, 2021	June 30, 2020
Exercise Price	$3.00	$0.50
Dividend Yield	0%	0%
Volatility	158%	153%
Risk-free Interest Rate	0.14%-0.16%	0.29%
Life of Warrants	2 Years	5 Years

	Dec. 31, 2020	Dec. 31, 2019
Exercise Price	$0.50-$2.00	$0.1330-$1.0394
Dividend Yield	0%	0%
Volatility	153%-154%	134% - 167%
Risk-free Interest Rate	0.19%- 0.29%	1.69% –2.40%
Life of Warrants	5 Years	.038-5 Years

Schedule of outstanding warrants
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	598,414	$0.13304 –1.039375	3.97 Years	$0.3607	$1,276,870
Warrants Granted	320,000	$0.50	4.93Years	$0.50	$768,000
Warrants Exercised	(454,097)	$0.13304 - 0.15299		$0.1451
Warrants Expired	-
Balance at June 30, 2020	464,317	$0.50- 1.039375	4.16 Years	$0.66765	$1,036,521
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	584,317	$0.50 – 2.00	3.80 Years	$0.9413	$1,173,737
Warrants Granted	1,002,500	$3.00	1.79 Years	$3.00	$952,375
Warrants Exercised	(176,938)	$0.50		$0.50
Warrants Expired	-
Balance at June 30, 2021	1,409,879	$0.50 – 3.00	2.15 Years	$2.4605	$2,099,993

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2018	721,678	$0.1397 - 0.6319	3.45 Years	$0.1929	$-
Warrants Granted	916,579	$0.06- 0.2062	3.97 Years	$0.2860	$2,022,912
Warrants Exercised	(1,038,339)	$0.1430- 0.1497		$0.1463
Warrants Expired	(1,504)	$0.6319		$0.6319
Balance at December 31, 2019	598,414	$.13304 - 1.039375	3.97 Years	$0.3592	$1,276,870
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	598,414	$0.13304 – 1.039375	3.97 Years	$0.3592	$1,276,870
Warrants Granted	440,000	$0.50-2.00	4.41 Years	$0.9091	$898,000
Warrants Exercised	(454,097)	$0.13304- 0.15299		$0.1451
Warrants Expired	-
Balance at December 31, 2020	584,317	$0.50– 2.00	3.80 Years	$0.9413	$1,173,737

Schedule of fair value of stock options
	June 30, 2021	June 30, 2020
Exercise Price	$2.77 - $3.38	$2.00
Dividend Yield	0%	0%
Expected Volatility	152% - 158%	153%
Risk-free Interest Rate	0.27% - 0.34%	0.29%
Expected Life	2 - 5 years	5 years

	December 31, 2020	December 31, 2019
Exercise Price	$1.645-3.30	$0.026-1.039
Dividend Yield	0%	0%
Expected Volatility	162%-181%	133%-146%
Risk-free Interest Rate	0.19%-0.43%	1.61%-1.70%
Expected Life	1- 2.7 years	2.0-7.17years

Schedule of outstanding options
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	2,381,239	$0.2634-1.039	8.86 Years	$0.2948	$5,238,080
Options Granted	140,000	$0.26341-2.00	4.54 Years	$1.7504	$160,732
Options Exercised	-
Options Cancelled	-
Options Expired	-
Balance at June 30, 2020	2,521,239	$0.2634 – 2.00	8.15 Years	$0.3170	$6,512,360
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	2,572,227	$0.2634– 3.300	7.45 Years	$0.4999	$6,302,277
Options Granted	387,500	$2.772 – 3.377	2.94 Years	$3.2854	$257,540
Options Exercised	-
Options Cancelled	-
Options Expired	-
Balance at June 30, 2021	2,959,727	$0.2634 – 3.377	6.43 Years	$0.8646	$9,132,060

Exercisable at December 31, 2020	1,253,030	$0.2634 – 3.300	7.4 Years	$0.3165	$3,299,765
Exercisable at June 30, 2021	1,651,291	$0.2634 – 3.377	6.78 Years	$0.4540	$5,772,880

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2018	53,368	$0.1497 – 8.31	2.32 Years	$0.2761	$-
Options Granted	2,381,239	$0.26341-1.0393	9.00 Years	$0.2960	$5,238,080
Options Exercised	-	-
Options Cancelled	(45,100)	$0.1497		$0.1497
Options Expired	(8,268)	$0.2328-8.31	9.00 Years	$0.9678
Balance at December 31, 2019	2,381,239	$0.2634 – 1.039	9.00 Years	$0.2761	$5,238,080
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	2,381,239	$0.2634-1.039	9.00 Years	$0.2761	$5,238,080
Options Granted	236,894	$0.2635–3.300	1.84 Years	$2.6661	$67,265
Options Exercised	(45,906)	$1.039
Options Cancelled	-	-
Options Expired	-	-
Balance at December 31, 2020	2,572,227	$0.26342–3.300	7.45 Years	$0.4999	$6,302,277

Exercisable at December 31, 2019	539,847	$0.2634–1.03938	8.2 Years	$0.4	$1,129,786
Exercisable at December 31, 2020	1,252,474	$0.26342–3.300	7.4 Years	$0.3165	$3,299,006